Related Party Transactions - Schedule of Related Party Transactions (Details) - USD ($)	12 Months Ended
	Jun. 30, 2025	Jun. 30, 2024	Jun. 30, 2023
Jumbo Will Ltd [Member]
Schedule of Related Party Transactions [Line Items]
Relationship with the Company	A shareholder of the Company
Nature	Hardware and software products and training services
Revenues	$ 22,672	$ 2,561	$ 18,723
Accounts receivable, net	$ 6,370		6,636
Next Education Limited [Member]
Schedule of Related Party Transactions [Line Items]
Relationship with the Company	Jumbo Will Ltd hold 10% shares of Next Education Limited
Nature	Tutor management services
Cost of revenues	$ 180,978	188,728	510,044
Nature	Hardware and software products and training services
Revenues	$ 15,884	20,886	15,409
Accounts receivable, net	12,637	12,754	18,480
Amounts due to a related party	$ (318,749)	(315,676)	(438,661)
EDU Blockchain Limited [Member]
Schedule of Related Party Transactions [Line Items]
Relationship with the Company	Under common control company
Nature	Hosting event services
Revenues		63,810
Amounts due to a related party	$ (588,098)